Inventories	9 Months Ended
Sep. 30, 2021
Inventory [Abstract]
Disclosure of inventories [text block]	Inventory
Inventory as of September 30, 2021 consisted of the following:

(in KUSD)	As of September 30, 2021
Raw materials	—
Work in process	7,586
Finished goods (1)	422
Total inventory	8,008

(1) Finished goods includes KUSD 10 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider.
The Company did not capitalize inventory costs as of December 31, 2020. See note 3, “Significant accounting policies” for further information.